UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-22187

Pax World Funds Trust II
(Exact name of registrant as specified in charter)

30 Penhallow Street, Suite 400 Portsmouth, NH		03801
(Address of principal executive offices)		(Zip code)

Joseph F. Keefe 30 Penhallow Street, Suite 400 Portsmouth, NH 03801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1.     Schedule of Investments.

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
CONSUMER DISCRETIONARY — 10.5%
Advance Auto Parts, Inc.	38	$2,494
American Eagle Outfitters, Inc.	88	1,398
AutoZone, Inc. (a)	13	3,556
Bed Bath & Beyond, Inc. (a)	117	5,648
Best Buy Co., Inc.	173	4,969
BorgWarner, Inc. (a)	52	4,144
Canadian Tire Corp., Ltd. (Class A)	34	2,257
CarMax, Inc. (a)	99	3,178
Coach, Inc.	136	7,077
Darden Restaurants, Inc.	59	2,899
DeVry, Inc.	28	1,542
Discovery Communications, Inc. (Series A) (a)	60	2,394
Discovery Communications, Inc. (Series C) (a)	62	2,183
Ford Motor Co. (a)	1,402	20,904
GameStop Corp. (Class A) (a)	64	1,441
Garmin, Ltd.	52	1,761
Genuine Parts Co.	70	3,755
Gildan Activewear, Inc.	50	1,641
Harley-Davidson, Inc.	104	4,419
Hasbro, Inc.	58	2,717
J.C. Penney Co., Inc.	94	3,375
Johnson Controls, Inc.	299	12,429
Kohl’s Corp.	130	6,895
Liberty Global, Inc. (Series A) (a)	58	2,402
Liberty Global, Inc. (Series C) (a)	51	2,039
Liberty Media Corp. - Interactive (Class A) (a)	252	4,042
Limited Brands, Inc.	134	4,406
Lowe’s Cos., Inc.	641	16,942
Macy’s, Inc.	187	4,537
Marriott International, Inc. (Class A)	146	5,195
Mattel, Inc.	161	4,014
McDonald’s Corp.	482	36,675
NIKE, Inc. (Class B)	168	12,718
Nordstrom, Inc.	89	3,994
O’Reilly Automotive, Inc. (a)	61	3,505
Omnicom Group, Inc.	136	6,672
PetSmart, Inc.	54	2,211
Staples, Inc.	324	6,292
Starbucks Corp.	331	12,230
Starwood Hotels & Resorts Worldwide, Inc.	84	4,882
Target Corp.	311	15,553
The Gap, Inc.	214	4,849
The TJX Cos., Inc.	181	9,001
The Washington Post Co. (Class B)	3	1,313
Thomson Reuters Corp.	170	6,672
Tiffany & Co.	56	3,441
Tim Hortons, Inc.	77	3,492
Time Warner Cable, Inc.	158	11,272
V.F. Corp.	46	4,532
Virgin Media, Inc.	140	3,891
Whirlpool Corp.	33	2,817
Yellow Media, Inc.	271	1,540
		304,205
CONSUMER STAPLES — 9.6%
Avon Products, Inc.	190	5,138
Campbell Soup Co.	90	2,980
Coca-Cola Enterprises, Inc.	133	3,631
Colgate-Palmolive Co.	218	17,606
ConAgra Foods, Inc.	197	4,679
Empire Co., Ltd.	12	662
General Mills, Inc.	295	10,782
H.J. Heinz Co.	141	6,884
Hansen Natural Corp. (a)	33	1,987
Hormel Foods Corp.	64	1,782
Kellogg Co.	118	6,370
Kimberly-Clark Corp.	183	11,944
Kraft Foods, Inc. (Class A)	781	24,492
Loblaw Cos., Ltd.	48	1,923
McCormick & Co., Inc.	53	2,535
Metro, Inc. (Class A)	47	2,240
PepsiCo, Inc.	723	46,568
Procter & Gamble Co.	1,276	78,602
Ralcorp Holdings, Inc. (a)	24	1,642
Safeway, Inc.	172	4,049
Saputo, Inc.	64	2,889
Sara Lee Corp.	279	4,930
Sysco Corp.	263	7,285
The Clorox Co.	62	4,344
The Estee Lauder Cos., Inc. (Class A)	51	4,914
The J.M. Smucker Co.	52	3,712
The Kroger Co.	272	6,520
Viterra, Inc.	164	1,989
Whole Foods Market, Inc.	64	4,218
		277,297
ENERGY — 10.6%
Apache Corp.	171	22,387
ARC Resources, Ltd.	62	1,685
Cabot Oil & Gas Corp.	46	2,437
Cameron International Corp. (a)	108	6,167
Cenovus Energy, Inc.	334	13,195
Chesapeake Energy Corp.	289	9,687
Cimarex Energy Co.	37	4,264
Concho Resources, Inc. (a)	40	4,292
Crescent Point Energy Corp.	103	4,999
Denbury Resources, Inc. (a)	168	4,099
Devon Energy Corp.	188	17,253
Diamond Offshore Drilling, Inc.	30	2,331
El Paso Corp.	313	5,634
Enbridge, Inc.	160	9,806
EOG Resources, Inc.	112	13,273
EQT Corp.	60	2,994
FMC Technologies, Inc. (a)	53	5,007
Hess Corp.	134	11,418
Kinder Morgan Management, LLC (a)	35	2,296
Marathon Oil Corp.	316	16,846
National-Oilwell Varco, Inc.	186	14,744
Newfield Exploration Co. (a)	59	4,485
Nexen, Inc.	232	5,784
Noble Corp.	114	5,201
Noble Energy, Inc.	77	7,442
Pacific Rubiales Energy Corp.	114	3,163
Penn West Petroleum, Ltd.	205	5,692
Petrohawk Energy Corp. (a)	134	3,288
Pioneer Natural Resources Co.	51	5,198
Plains Exploration & Production Co. (a)	62	2,246
Pride International, Inc. (a)	78	3,350
QEP Resources, Inc.	77	3,122
Range Resources Corp.	70	4,092
Southwestern Energy Co. (a)	154	6,617
Spectra Energy Corp.	288	7,828
Suncor Energy, Inc.	702	31,483
Sunoco, Inc.	53	2,416
Talisman Energy, Inc.	451	11,151
The Williams Cos., Inc.	260	8,107

1

Security Description	Shares	Value

Ultra Petroleum Corp. (a)	67	$3,300
Weatherford International, Ltd. (a)	328	7,413
		306,192
FINANCIALS — 17.9%
AFLAC, Inc.	208	10,978
AMB Property Corp. (b)	74	2,662
American Express Co.	492	22,238
Ameriprise Financial, Inc.	114	6,963
Annaly Capital Management, Inc. (b)	370	6,456
Arch Capital Group, Ltd. (a)	22	2,182
Assurant, Inc.	51	1,964
Axis Capital Holdings, Ltd.	53	1,851
Bank of Nova Scotia	468	28,717
BB&T Corp.	308	8,455
BlackRock, Inc.	40	8,040
Boston Properties, Inc. (b)	61	5,786
Capital One Financial Corp.	202	10,496
Chubb Corp.	145	8,890
Cincinnati Financial Corp.	68	2,230
CME Group, Inc.	29	8,745
Comerica, Inc.	78	2,864
Discover Financial Services	241	5,813
Duke Realty Corp. (b)	110	1,541
Eaton Vance Corp.	52	1,676
Everest Re Group, Ltd.	25	2,205
Federal Realty Investment Trust (b)	26	2,121
Fifth Third Bancorp	353	4,900
Franklin Resources, Inc.	70	8,756
Genworth Financial, Inc. (Class A) (a)	217	2,921
HCP, Inc. (b)	159	6,032
Health Care REIT, Inc. (b)	55	2,884
Host Hotels & Resorts, Inc. (b)	281	4,948
Hudson City Bancorp, Inc.	215	2,081
Intercontinental Exchange, Inc. (a)	30	3,706
Invesco, Ltd.	193	4,933
Keycorp	391	3,472
Kimco Realty Corp. (b)	180	3,301
Legg Mason, Inc.	72	2,598
Liberty Property Trust (b)	50	1,645
Lincoln National Corp.	134	4,025
M&T Bank Corp.	36	3,185
Marshall & Ilsley Corp.	222	1,774
New York Community Bancorp, Inc.	183	3,159
Northern Trust Corp.	98	4,973
NYSE Euronext	116	4,080
PartnerRe, Ltd.	32	2,536
People’s United Financial, Inc.	166	2,088
PNC Financial Services Group, Inc.	233	14,677
Principal Financial Group, Inc.	142	4,560
ProLogis (b)	211	3,372
Regency Centers Corp. (b)	36	1,565
Regions Financial Corp.	530	3,848
Royal Bank of Canada	647	40,035
SEI Investments Co.	58	1,385
State Street Corp.	223	10,022
SunTrust Banks, Inc.	222	6,402
T. Rowe Price Group, Inc.	115	7,638
The Bank of New York Mellon Corp.	539	16,100
The Charles Schwab Corp.	486	8,763
The Macerich Co. (b)	57	2,823
The NASDAQ OMX Group, Inc. (a)	60	1,550
The Progressive Corp.	283	5,980
The Travelers Cos., Inc.	220	13,086
Toronto-Dominion Bank	396	35,046
U.S. Bancorp	852	22,518
Ventas, Inc. (b)	69	3,747
Vornado Realty Trust (b)	72	6,300
W.R. Berkley Corp.	61	1,965
Wells Fargo & Co.	2,240	71,008
White Mountains Insurance Group, Ltd.	3	1,093
XL Group PLC	152	3,739
		518,092
HEALTH CARE — 10.6%
Abbott Laboratories	712	34,923
Aetna, Inc.	188	7,037
Agilent Technologies, Inc. (a)	155	6,941
Allergan, Inc.	137	9,730
Baxter International, Inc.	266	14,303
Becton, Dickinson & Co.	103	8,201
Bristol-Myers Squibb Co.	765	20,219
Genzyme Corp. (a)	118	8,986
Gilead Sciences, Inc. (a)	395	16,764
Hospira, Inc. (a)	73	4,030
Johnson & Johnson	1,247	73,885
Life Technologies Corp. (a)	81	4,246
McKesson Corp.	120	9,486
Medco Health Solutions, Inc. (a)	203	11,400
Medtronic, Inc.	489	19,242
Merck & Co., Inc.	1,397	46,115
Valeant Pharmaceuticals International, Inc.	125	6,240
Waters Corp. (a)	41	3,563
		305,311
INDUSTRIALS — 12.2%
3M Co.	304	28,424
AMETEK, Inc.	70	3,071
Avery Dennison Corp.	43	1,804
Bombardier, Inc. (Class B)	636	4,677
C.H. Robinson Worldwide, Inc.	77	5,708
Canadian National Railway Co.	211	15,920
Canadian Pacific Railway, Ltd.	74	4,757
Caterpillar, Inc.	282	31,401
Cooper Industries PLC	74	4,803
CSX Corp.	172	13,519
Cummins, Inc.	84	9,208
Danaher Corp.	248	12,871
Deere & Co.	188	18,215
Delta Air Lines, Inc. (a)	116	1,137
Dover Corp.	83	5,456
Eaton Corp.	140	7,762
Emerson Electric Co.	338	19,749
Equifax, Inc.	56	2,176
Expeditors International Washington, Inc.	94	4,713
Fastenal Co.	60	3,890
FedEx Corp.	132	12,349
Finning International, Inc.	75	2,216
Fluor Corp.	79	5,819
Foster Wheeler AG (a)	56	2,107
Illinois Tool Works, Inc.	204	10,959
Ingersoll-Rand PLC	143	6,908
Iron Mountain, Inc.	81	2,530
J.B. Hunt Transport Services, Inc.	42	1,908
Manpower, Inc.	36	2,264
Masco Corp.	159	2,213
Norfolk Southern Corp.	164	11,360
PACCAR, Inc.	147	7,695
Pall Corp.	51	2,938
Pentair, Inc.	43	1,625
Pitney Bowes, Inc.	92	2,364
Precision Castparts Corp.	63	9,272
Quanta Services, Inc. (a)	93	2,086

2

Security Description	Shares	Value

R.R. Donnelley & Sons Co.	91	$1,722
Robert Half International, Inc.	63	1,928
Rockwell Automation, Inc.	63	5,963
Roper Industries, Inc.	41	3,545
Southwest Airlines Co.	83	1,048
SPX Corp.	21	1,667
The Dun & Bradstreet Corp.	22	1,765
Tyco International, Ltd.	228	10,208
United Parcel Service, Inc. (Class B)	323	24,005
Verisk Analytics, Inc. (Class A) (a)	44	1,441
W.W. Grainger, Inc.	30	4,130
Waste Management, Inc.	203	7,580
		350,876
INFORMATION TECHNOLOGY — 17.8%
Accenture PLC (Class A)	283	15,557
Adobe Systems, Inc. (a)	234	7,759
Advanced Micro Devices, Inc. (a)	254	2,184
Applied Materials, Inc.	597	9,325
Autodesk, Inc. (a)	102	4,499
CA, Inc.	182	4,401
CGI Group, Inc. (Class A) (a)	111	2,328
Cisco Systems, Inc.	2,571	44,093
Dell, Inc. (a)	819	11,884
EMC Corp. (a)	914	24,267
Google, Inc. (Class A) (a)	111	65,069
Hewlett-Packard Co.	1,054	43,182
Intel Corp.	2,519	50,808
International Business Machines Corp.	569	92,787
Intuit, Inc. (a)	133	7,062
Motorola Solutions, Inc. (a)	140	6,257
Open Text Corp. (a)	24	1,491
Oracle Corp.	1,816	60,600
Research In Motion, Ltd. (a)	220	12,442
Salesforce.com, Inc. (a)	51	6,813
Symantec Corp. (a)	355	6,582
Texas Instruments, Inc.	543	18,766
Xerox Corp.	613	6,528
Yahoo!, Inc. (a)	585	9,740
		514,424
MATERIALS — 5.2%
Agnico-Eagle Mines, Ltd.	74	4,919
Agrium, Inc.	69	6,372
Air Products & Chemicals, Inc.	94	8,477
Airgas, Inc.	34	2,258
Alcoa, Inc.	454	8,013
Allegheny Technologies, Inc.	39	2,641
Ball Corp.	76	2,725
Celanese Corp. (Series A)	69	3,061
Cliffs Natural Resources, Inc.	60	5,897
Crown Holdings, Inc. (a)	72	2,778
Eastman Chemical Co.	31	3,079
Ecolab, Inc.	103	5,255
Inmet Mining Corp.	23	1,617
International Flavors & Fragrances, Inc.	35	2,180
International Paper Co.	184	5,553
Kinross Gold Corp.	504	7,943
Lubrizol Corp.	30	4,019
LyondellBasell Industries NV (Class A) (a)	68	2,689
Martin Marietta Materials, Inc.	19	1,704
MeadWestvaco Corp.	75	2,275
Nucor Corp.	140	6,443
Owens-Illinois, Inc. (a)	73	2,204
Potash Corp. of Saskatchewan, Inc.	399	23,537
Praxair, Inc.	136	13,817
Sealed Air Corp.	70	1,866
Sigma-Aldrich Corp.	53	3,373
Teck Resources, Ltd. (Class B)	263	13,941
United States Steel Corp.	63	3,398
Vulcan Materials Co.	56	2,554
Yamana Gold, Inc.	327	4,041
		151,688
TELECOMMUNICATION SERVICES — 1.9%
American Tower Corp. (Class A) (a)	179	9,276
BCE, Inc.	112	4,069
CenturyLink, Inc.	133	5,526
Crown Castle International Corp. (a)	129	5,489
Frontier Communications Corp.	434	3,568
MetroPCS Communications, Inc. (a)	110	1,786
NII Holdings, Inc. (a)	74	3,084
Qwest Communications International, Inc.	695	4,747
Rogers Communications, Inc. (Class B)	199	7,233
SBA Communications Corp. (Class A) (a)	49	1,944
Sprint Nextel Corp. (a)	1,310	6,078
Telephone & Data Systems, Inc.	21	708
Windstream Corp.	214	2,754
		56,262
UTILITIES — 2.8%
Alliant Energy Corp.	49	1,908
American Water Works Co., Inc.	77	2,160
Calpine Corp. (a)	158	2,507
Canadian Utilities, Ltd. (Class A)	37	2,021
CenterPoint Energy, Inc.	175	3,073
Consolidated Edison, Inc.	125	6,340
DTE Energy Co.	74	3,623
Integrys Energy Group, Inc.	33	1,667
MDU Resources Group, Inc.	79	1,815
NextEra Energy, Inc.	174	9,591
NiSource, Inc.	123	2,359
Northeast Utilities	78	2,699
NSTAR	47	2,175
ONEOK, Inc.	44	2,943
Pepco Holdings, Inc.	99	1,846
PG&E Corp.	186	8,217
Pinnacle West Capital Corp.	48	2,054
PPL Corp.	208	5,262
SCANA Corp.	52	2,047
Sempra Energy	104	5,564
TransAlta Corp.	98	2,066
Wisconsin Energy Corp.	102	3,111
Xcel Energy, Inc.	204	4,873
		79,921
TOTAL COMMON STOCKS — (Cost $2,459,336)		2,871,209

SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund (Cost $13,211)	13,211	13,211
TOTAL INVESTMENTS — 99.9% (Cost $2,472,547)		2,884,420
OTHER ASSETS & LIABILITIES — 0.1%		3,015
NET ASSETS — 100.0%		$2,887,435

(a) Non-income producing security. (b) REIT = Real Estate Investment Trust

3

Pax MSCI North America ESG Index ETF

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

GEOGRAPHICAL DIVERSIFICAITON

Country	Percent of Net Assets
Canada	12.0%
United States	87.9%
Other Assets And Liabilities	0.1%
Total Net Assets	100.0%

1

Pax MSCI EAFE ESG Index ETF

SCHEDULE OF INVESTMENTS

March 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CONSUMER DISCRETIONARY — 10.3%
Bayerische Motoren Werke AG	206	$17,152
Canon Marketing Japan, Inc.	200	2,484
Compagnie Financiere Richemont SA	312	18,020
Continental AG (a)	80	7,219
Denso Corp.	200	6,636
Hennes & Mauritz AB (Class B)	736	24,440
Honda Motor Co., Ltd.	800	30,055
Industria de Diseno Textil SA	198	15,888
Isetan Mitsukoshi Holdings, Ltd.	400	3,602
LVMH Moet Hennessy Louis Vuitton SA	178	28,178
Modern Times Group AB (Class B)	104	7,909
Nissan Motor Co., Ltd.	1,800	15,970
Panasonic Corp.	1,000	12,719
Pearson PLC	1,694	29,920
Renault SA (a)	70	3,870
Sony Corp.	600	19,216
Volkswagen AG Preference Shares	86	13,949
		257,227
CONSUMER STAPLES — 11.1%
Associated British Foods PLC	684	10,885
Carrefour SA	370	16,381
Coca Cola Hellenic Bottling Co. SA	434	11,656
Colruyt SA	756	39,813
Danone SA	348	22,733
Delhaize Group	196	15,958
Ito En, Ltd.	200	3,484
Kao Corp.	400	9,978
Kerry Group PLC	350	13,045
L’Oreal SA	184	21,435
Metro AG	144	9,840
Tesco PLC	4,702	28,739
Unilever NV	931	29,192
Unilever PLC	836	25,481
Woolworths, Ltd.	676	18,795
		277,415
ENERGY — 6.5%
Aker Solutions ASA	120	2,758
BG Group PLC	1,796	44,686
Cairn Energy PLC (a)	1,282	9,503
Compagnie Generale de Geophysique-Veritas (a)	242	8,727
ENI SpA	400	9,824
Origin Energy, Ltd.	480	8,053
Repsol YPF SA	620	21,242
Technip SA	160	17,063
Tenaris SA	600	14,736
Tullow Oil PLC	720	16,725
WorleyParsons, Ltd.	274	8,780
		162,097
FINANCIALS — 27.6%
Australia & New Zealand Banking Group, Ltd.	1,320	32,509
Banco Bilbao Vizcaya Argentaria SA	2,410	29,240
Banco Santander SA	4,236	49,179
Commerzbank AG (a)	616	4,801
Commonwealth Bank of Australia	762	41,300
Danske Bank A/S (a) (b)	124	2,769
Danske Bank A/S (a) (b)	372	8,237
Deutsche Boerse AG	114	8,652
Erste Group Bank AG	182	9,184
GPT Group	2,470	8,022
Hong Kong Exchanges and Clearing, Ltd.	800	17,381
HSBC Holdings PLC	8,342	85,780
ING Groep NV (a)	1,744	22,074
Intesa Sanpaolo SpA	4,678	13,843
Mirvac Group	5,926	7,631
Mitsubishi UFJ Financial Group, Inc.	6,200	28,622
Mitsui Fudosan Co., Ltd.	4,000	66,025
Mizuho Financial Group, Inc.	10,400	17,254
National Australia Bank, Ltd.	1,278	34,171
National Bank of Greece SA (a)	814	7,233
Nomura Holdings, Inc.	2,200	11,505
Nordea Bank AB	2,102	23,012
Prudential PLC	1,674	18,973
Royal Bank of Scotland Group PLC (a)	9,738	6,372
RSA Insurance Group PLC	7,934	16,737
Skandinaviska Enskilda Banken AB (Class A)	1,020	9,098
Standard Chartered PLC	1,226	31,802
Swedbank AB (Class A)	604	10,335
Swiss Reinsurance Co., Ltd.	130	7,438
UniCredit SpA	8,132	20,099
Westpac Banking Corp.	1,522	38,302
		687,580
HEALTH CARE — 8.4%
CSL, Ltd.	268	9,905
GlaxoSmithKline PLC	2,630	50,185
Novartis AG	988	53,590
Novo Nordisk A/S (Class B)	236	29,650
Roche Holding AG	330	47,138
Takeda Pharmaceutical Co., Ltd.	400	18,658
		209,126
INDUSTRIALS — 12.4%
Auckland International Airport, Ltd.	7,246	12,246
Bunzl PLC	1,680	20,065
Compagnie de Saint-Gobain	318	19,471
Delek Group, Ltd.	10	2,707
Deutsche Post AG	728	13,124
East Japan Railway Co.	200	11,120
Ferrovial SA	688	8,629
Hitachi Construction Machinery Co., Ltd.	600	15,025
Hochtief AG	92	9,896
Komatsu, Ltd.	800	27,170
Kubota Corp.	4,000	37,701
Mitsubishi Electric Corp.	4,000	47,223
Sandvik AB	700	13,208
Schneider Electric SA	150	25,637
Societe BIC SA	168	14,933
Vestas Wind Systems A/S (a)	168	7,287
Volvo AB (Class B) (a)	830	14,596
Wolseley PLC (a)	288	9,698
		309,736
INFORMATION TECHNOLOGY — 3.4%
ASML Holding NV	254	11,195
Canon, Inc.	400	17,408
Fujitsu, Ltd.	4,000	22,602
Konica Minolta Holdings, Inc.	2,000	16,759
Nokia OYJ	1,884	16,113
		84,077
MATERIALS — 10.3%
Akzo Nobel NV	210	14,428

1

Security Description	Shares	Value

BASF SE	498	$43,073
BlueScope Steel, Ltd.	2,476	5,058
CRH PLC	482	11,066
Fortescue Metals Group, Ltd.	606	4,018
Holcim, Ltd.	200	15,068
Israel Chemicals, Ltd.	540	8,891
K+S AG	160	12,079
Lonmin PLC	220	6,010
Macarthur Coal, Ltd.	402	4,824
Newcrest Mining, Ltd.	432	17,793
Nippon Steel Corp.	2,000	6,396
Norsk Hydro ASA	1,306	10,712
OZ Minerals, Ltd.	3,000	4,949
Shin-Etsu Chemical Co., Ltd.	200	9,942
Stora Enso OYJ	606	7,219
Syngenta AG	58	18,849
Ube Industries, Ltd.	2,000	6,372
UPM-Kymmene OYJ	548	11,587
Wacker Chemie AG	34	7,647
Xstrata PLC	1,050	24,542
Yara International ASA	126	6,384
		256,907
TELECOMMUNICATION SERVICES — 6.4%
France Telecom SA	968	21,689
KDDI Corp.	2	12,383
NTT DoCoMo, Inc.	10	17,576
Softbank Corp.	400	15,965
Swisscom AG	20	8,917
Telenor ASA	590	9,708
Vodafone Group PLC	25,988	73,583
		159,821
UTILITIES — 3.5%
CLP Holdings, Ltd.	1,000	8,087
Hokuriku Electric Power Co.	400	9,060
Hongkong Electric Holdings, Ltd.	2,000	13,370
Iberdrola SA	2,364	20,557
The Chugoku Electric Power Co., Inc.	1,400	25,886
Veolia Environnement SA	280	8,706
		85,666
TOTAL COMMON STOCKS — (Cost $2,519,125)		2,489,652
RIGHTS — 0.0%
ENERGY — 0.0%
Origin Energy Ltd. (expiring 04/13/11) (a) (Cost $0)	96	318
TOTAL INVESTMENTS — 99.9% (Cost $2,519,125)		2,489,970
OTHER ASSETS & LIABILITIES — 0.1%		2,131
NET ASSETS — 100.0%		$2,492,101

(a) Non-income producing security.
(b) Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.

GEOGRAPICAL DIVERSIFICATION

Country	Percent of Net Assets

Japan	21.7%
United Kingdom	19.0%
Australia	9.8%
France	8.5%
Switzerland	8.3%
Germany	5.9%
Spain	5.9%
Sweden	4.1%
Netherlands	3.2%
Belgium	2.2%
Denmark	1.9%
Italy	1.7%
Hong Kong	1.5%
Finland	1.4%
Norway	1.1%
Ireland	0.9%
Greece	0.8%
Luxembourg	0.6%
Israel	0.5%
New Zealand	0.5%
Austria	0.4%
Other Assets And Liabilities	0.1%
Total Net Assets	100.0%

2

Notes to Schedules of Investments

Pax World Funds Trust II

Organization

Pax World Funds Trust II (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on February 7, 2008.

As of March 31, 2011, the Trust offered two portfolios which represent a series of beneficial interest in the Trust, the Pax MSCI North America ESG Index ETF and Pax MSCI EAFE ESG Index ETF (each referred to as a “Fund” or collectively as the “Funds”).  The Funds commenced operations on May 18, 2010 and January 27, 2011, respectively and first listed on NYSE Arca, Inc. on May 19, 2010 and January 28, 2011, respectively. These schedules of investments relate to the Funds which each operate as a non-diversified investment company. The Funds’ investment objectives are to seek investment returns that closely correspond to the price and yield performance, before fees and expenses, of the MSCI North America ESG Index and the MSCI EAFE ESG Index, respectively.

Indemnifications and Guarantees

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, while the Trust has a relatively short operating history, the Trust nonetheless expects the risk of loss to be remote.

Security Valuation

The Funds investments for which market quotations are readily available are valued at market value. Market values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

If market quotations are not readily available (including in cases when available market quotations are deemed unreasonable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the board of trustees (so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s net asset value per share (“NAV”) may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Funds.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation.  Fair value pricing could result in a difference between the prices used to calculate the Funds’ NAVs and the prices used by the Funds’ benchmark indexes, which, in turn, could result in a difference between the Funds’ performance and the performance of the Funds’ benchmark indexes.

Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some of the Fund’s investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, the Fund may at times be unable to sell non-U.S.

securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; and the possible imposition of currency exchange controls. If the Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

The Board of Trustees of the Trust has determined that, because shares of the Funds are purchased or redeemed principally by the delivery of in-kind securities, rather than cash, the use of local market closing prices to determine the value of foreign securities, rather than fair values determined as of the New York Stock Exchange (“NYSE”) Close to give effect to intervening changes in one or more Indexes, is unlikely to result in material dilution of the interests of the Funds’ shareholders. Therefore, and in order to minimize tracking error relative to the respective index (which is based on local market closing prices), the Funds generally intend to use local market closing prices to value foreign securities, and may determine in the future to value foreign securities using a different methodology.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, NAV of each Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed, and the NAV of each Fund’s shares may change on days when an investor is not able to purchase, redeem or exchange shares.

For purposes of calculating NAV, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 —quoted prices in active markets for identical investments

• Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Equity securities, including restricted securities and options on equity securities, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Debt securities are valued at evaluated prices received from independent pricing services and are generally categorized as

Level 2 in the hierarchy. Investments in mutual funds are generally categorized as Level 1. Short-term securities with remaining maturities of sixty days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which a security is traded but before the time at which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations. Utilization of inputs for such investments may result in transfers between Levels.

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2011:

Pax MSCI North America ESG Index ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,871,209	$—	$—	$2,871,209
Money Market Fund	13,211	—	—	13,211
Total	$2,884,420	$—	$—	$2,884,420

The Fund did not hold any Level 3 categorized securities and there were no significant transfers between Level 1 and Level 2 during the period ended March 31, 2011.

Pax MSCI EAFE ESG Index ETF

	Level 1	Level 2	Level 3	Total
Common Stocks	$2,489,970	$—	$—	$2.489,970
Money Market Fund	—	—	—	—
Total	$2,489,970	$—	$—	$2,489,970

The Fund did not hold any Level 3 categorized securities and there were no significant transfers between Level 1 and Level 2 during the period from January 27, 2011 through March 31, 2011.

Foreign Currency Transactions  The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Investment Information

For the period ended March 31, 2011, the Trust had in-kind contributions and in-kind redemptions as follows:

	Contributions	Redemptions
Pax MSCI North America ESG Index ETF	$—	$—
Pax EAFE MSCI ESG Index ETF	$2,496,341	$—

For the period ended March 31, 2011, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales
Pax MSCI North America ESG Index ETF	$784,343	$752,735
Pax MSCI EAFE ESG Index ETF	$22,784	$—

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes.  Accordingly, gross unrealized appreciation and depreciation at March 31, 2011 were as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Pax MSCI North America ESG Index ETF	$2,472,547	$465,427	$53,554	$411,873
Pax MSCI EAFE ESG Index ETF	$2,519,125	$75,472	$104,627	$(29,155)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.esgshares.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.            Controls and Procedures.

(a)           It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions) based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-Q, that such Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in this report on Form N-Q has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission and that the information required to be disclosed by the Registrant in this report on Form N-Q has been accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer (or persons performing similar functions), as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.            Exhibits.

Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Pax World Funds Trust II

By:	/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date:	/s/ May 26, 2011

By:	/s/ Alicia DuBois
Alicia DuBois, Treasurer (Principal Financial Officer)

Date:	/s/ May 26, 2011